Loans - Schedule of Net Interest Income After Provision for Credit Losses (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Net Interest Expense Income [abstract]
Interest income	[1]	$ 17,522	$ 20,697	$ 17,505
Interest expense		6,478	10,146	7,440
Net interest income		11,044	10,551	10,065
Provision for credit losses		2,489	1,286	870
Net interest income after provision for credit losses		$ 8,555	$ 9,265	$ 9,195

[1]	Interest income included $15.7 billion for the year ended October 31, 2020 (2019: $18.8 billion) calculated based on the effective interest rate method.